SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2014	2013	2012
Numerator:
Earnings/Income attributable to common shareholders	$1,161	$1,001	$859

Denominator:
Weighted-average common shares outstanding for basic EPS	245,891	243,863	241,347
Dilutive effect of stock options, restricted stock awards and
restricted stock units	4,764	5,469	5,346
Weighted-average common shares outstanding for diluted EPS	250,655	249,332	246,693

Earnings per share:
Basic	$4.72	$4.10	$3.56
Diluted	$4.63	$4.01	$3.48

Dividends declared per share of common stock	$2.64	$2.52	$2.40

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	Years ended December 31,
	2014	2013	2012
Common shares outstanding, January 1	244,461,327	242,368,836	239,934,681
Restricted stock units vesting(1)	989,027	1,491,170	683,416
Stock options exercised	699,783	1,237,348	1,876,303
Savings plan issuance	398,042	―	―
Common stock investment plan(2)	205,203	―	―
Restricted stock issuances	―	21,121	2,580
Shares released from ESOP(3)	―	―	153,625
Shares repurchased(4)	(422,498)	(657,148)	(281,769)
Common shares outstanding, December 31	246,330,884	244,461,327	242,368,836
(1)	Includes dividend equivalents.
(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.
(3)	We released the last shares from the ESOP in April 2012. These shares were unallocated and therefore excluded from the computation of EPS.
(4)	From time to time, we purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares or units to meet minimum statutory tax withholding requirements.

Shareholder Ranking [Abstract]
Shareholder Ranking [Text Block]
Four-year cumulative total shareholder return ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy common shares received for each performance-based restricted stock unit(2)(3)
90th percentile or above (2014 awards only)	2.0
75th percentile (maximum for awards prior to 2014)	1.5
50th percentile	1.0
35th percentile or below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each RSU.
(2)	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are deemed reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.
(3)	If performance falls between the tiers shown above, we calculate the payout using linear interpolation.

Four-year earnings per share compound annual growth rate	Number of Sempra Energy common shares received for each performance-based restricted stock unit(1)(2)
8.0% or above	2.0
6.7%	1.5
4.4%	1.0
3.3% or below	―
(1)	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.
(2)	If performance falls between the tiers shown above, we calculate the payout using linear interpolation.